UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Short Duration Income Fund

Investor Class (TSDLX)

This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$41	0.40%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s out-of-benchmark allocations to asset-backed securities (ABS), non-agency mortgage-backed securities, commercial mortgage-backed securities, and collateralized loan obligations aided performance relative to its style-specific benchmark, the Bloomberg US Corporate 1-3 Yr Total Return Index Value. Security selection within the investment-grade and high yield corporate sectors also aided results versus the style-specific index.

  Interest rate management did not meaningfully impact performance over the period. The Short Duration Income Fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute position. The fund’s allocation to U.S. Treasuries and ABS decreased relative to the style-specific index.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	10,000	10,000	10,000
2/28/21	10,083	9,822	10,028
5/31/21	10,121	9,808	10,056
8/31/21	10,162	9,968	10,063
11/30/21	10,091	9,909	10,005
2/28/22	9,951	9,562	9,876
5/31/22	9,753	9,002	9,756
8/31/22	9,637	8,820	9,678
11/30/22	9,544	8,636	9,651
2/28/23	9,659	8,633	9,708
5/31/23	9,779	8,809	9,831
8/31/23	9,865	8,715	9,908
11/30/23	10,013	8,738	10,070
2/29/24	10,209	8,920	10,231
5/31/24	10,332	8,924	10,343
8/31/24	10,626	9,351	10,626
11/30/24	10,723	9,339	10,723
2/28/25	10,915	9,438	10,871
5/31/25	11,026	9,411	10,999

202501-4140694, 202507-4489041

F1305-052 7/25

Average Annual Total Returns

	1 Year	Since Inception 12/8/20
Short Duration Income Fund (Investor Class)	6.71%	2.21%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.35
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	6.33	2.15

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$97,143
  Number of Portfolio Holdings543
  Investment Advisory Fees Paid (000s)$(139)
  Portfolio Turnover Rate90.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	40.0%
Asset-Backed Securities	24.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	13.6
Non-U.S. Government Mortgage-Backed Securities	7.4
U.S. Government & Agency Mortgage-Backed Securities	7.2
Commercial Paper	2.4
Foreign Government Obligations & Municipalities	2.1
Bank Loans	1.1
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	12.6%
Federal National Mortgage Assn.	4.2
Federal Home Loan Mortgage	2.1
U.S. Treasury Inflation-Indexed Notes	1.0
Progress Residential	0.9
General Motors Financial	0.8
Barclays	0.8
Societe Generale	0.7
Wells Fargo	0.7
SMB Private Education Loan Trust	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short Duration Income Fund

Investor Class (TSDLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Short Duration Income Fund

I Class (TSIDX)

This annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$30	0.29%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s out-of-benchmark allocations to asset-backed securities (ABS), non-agency mortgage-backed securities, commercial mortgage-backed securities, and collateralized loan obligations aided performance relative to its style-specific benchmark, the Bloomberg US Corporate 1-3 Yr Total Return Index Value. Security selection within the investment-grade and high yield corporate sectors also aided results versus the style-specific index.

  Interest rate management did not meaningfully impact performance over the period. The Short Duration Income Fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute position. The fund’s allocation to U.S. Treasuries and ABS decreased relative to the style-specific index.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
12/8/20	500,000	500,000	500,000
2/28/21	504,292	491,107	501,375
5/31/21	506,334	490,403	502,782
8/31/21	508,512	498,419	503,129
11/30/21	505,104	495,429	500,247
2/28/22	498,217	478,121	493,805
5/31/22	488,450	450,082	487,789
8/31/22	482,725	441,022	483,898
11/30/22	478,221	431,818	482,548
2/28/23	484,094	431,639	485,408
5/31/23	489,706	440,437	491,543
8/31/23	494,685	435,759	495,415
11/30/23	502,230	436,913	503,510
2/29/24	512,176	446,000	511,526
5/31/24	518,523	446,187	517,174
8/31/24	533,377	467,555	531,289
11/30/24	538,419	466,951	536,130
2/28/25	547,611	471,905	543,566
5/31/25	553,908	470,544	549,931

202501-4140694, 202507-4489041

F1306-052 7/25

Average Annual Total Returns

	1 Year	Since Inception 12/8/20
Short Duration Income Fund (I Class)	6.82%	2.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.35
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	6.33	2.15

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$97,143
  Number of Portfolio Holdings543
  Investment Advisory Fees Paid (000s)$(139)
  Portfolio Turnover Rate90.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	40.0%
Asset-Backed Securities	24.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	13.6
Non-U.S. Government Mortgage-Backed Securities	7.4
U.S. Government & Agency Mortgage-Backed Securities	7.2
Commercial Paper	2.4
Foreign Government Obligations & Municipalities	2.1
Bank Loans	1.1
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	12.6%
Federal National Mortgage Assn.	4.2
Federal Home Loan Mortgage	2.1
U.S. Treasury Inflation-Indexed Notes	1.0
Progress Residential	0.9
General Motors Financial	0.8
Barclays	0.8
Societe Generale	0.7
Wells Fargo	0.7
SMB Private Education Loan Trust	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Short Duration Income Fund

I Class (TSIDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSDLX Short Duration Income
Fund
TSIDX Short Duration Income
Fund–
.
I Class

T. ROWE PRICE Short Duration Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .30 $ 9 .23 $ 9 .51 $ 10 .05 $ 10 .00
Investment activities
Net investment income
(2)(3)
0 .47 0 .44 0 .31 0 .17 0 .07
Net realized and unrealized
gain/loss 0 .14 0 .07 ( 0 .29 ) ( 0 .53 ) 0 .05
Total from investment
activities 0 .61 0 .51 0 .02 ( 0 .36 ) 0 .12
Distributions
Net investment income ( 0 .47 ) ( 0 .44 ) ( 0 .30 ) ( 0 .17 ) ( 0 .07 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .47 ) ( 0 .44 ) ( 0 .30 ) ( 0 .18 ) ( 0 .07 )
NET ASSET VALUE
End of period $ 9 .44 $ 9 .30 $ 9 .23 $ 9 .51 $ 10 .05

T. ROWE PRICE Short Duration Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(4)
6 .71% 5 .66% 0 .26% ( 3 .64 ) % 1 .21%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .88% 1 .01% 1 .05% 0 .97% 1 .32%
(5)
Net expenses after
waivers/payments by Price
Associates 0 .40% 0 .41% 0 .40% 0 .40% 0 .40%
(5)
Net investment income 5 .01% 4 .76% 3 .30% 1 .72% 1 .47%
(5)
Portfolio turnover rate 90 .8% 88 .7% 96 .9% 60 .1% 24 .7%
Net assets, end of period (in
thousands) $59,173 $33,978 $29,420 $31,100 $42,912
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .30 $ 9 .22 $ 9 .51 $ 10 .05 $ 10 .00
Investment activities
Net investment income
(2)(3)
0 .48 0 .45 0 .32 0 .19 0 .07
Net realized and unrealized
gain/loss 0 .14 0 .08 ( 0 .30 ) ( 0 .54 ) 0 .06
Total from investment
activities 0 .62 0 .53 0 .02 ( 0 .35 ) 0 .13
Distributions
Net investment income ( 0 .48 ) ( 0 .45 ) ( 0 .31 ) ( 0 .18 ) ( 0 .08 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .48 ) ( 0 .45 ) ( 0 .31 ) ( 0 .19 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 9 .44 $ 9 .30 $ 9 .22 $ 9 .51 $ 10 .05
Ratios/Supplemental Data
Total return
(3)(4)
6 .82% 5 .88% 0 .26% ( 3 .53 ) % 1 .27%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .80% 0 .94% 0 .97% 0 .93% 1 .49%
(5)
Net expenses after waivers/
payments by Price Associates 0 .29% 0 .30% 0 .30% 0 .29% 0 .29%
(5)
Net investment income 5 .11% 4 .86% 3 .41% 1 .98% 1 .57%
(5)
Portfolio turnover rate 90 .8% 88 .7% 96 .9% 60 .1% 24 .7%
Net assets, end of period (in
thousands) $37,970 $20,964 $18,914 $17,250 $251
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
May 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  24.8%
Car Loan  5.1%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 39 40
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 160 162
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 194 194
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 50 50
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.822%, 12/26/31 (1) 142 143
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 209
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 138
Carvana Auto Receivables Trust
Series 2021-N3, Class B
0.66%, 6/12/28  66 63
Carvana Auto Receivables Trust
Series 2021-N4, Class D
2.30%, 9/11/28  31 30
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  30 29

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 60 61
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 80 81
Enterprise Fleet Financing
Series 2022-2, Class A2
4.65%, 5/21/29 (1) 2 2
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 124 124
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 45
Exeter Automobile Receivables Trust
Series 2024-1A, Class A3
5.31%, 8/16/27  13 13
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  400 402
Exeter Automobile Receivables Trust
Series 2025-2A, Class B
4.92%, 9/17/29  140 141
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  149 149
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 100 100
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 146
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 101
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 232

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Honda Auto Receivables Owner Trust
Series 2021-4, Class A4
1.14%, 6/21/28  37 37
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 154 156
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 192 193
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 232 232
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 100 100
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 105 106
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 35 35
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 173 174
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 173 174
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 214 216
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 221 222
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 42 41
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 42 42
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 85 86
4,952

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Home Equity  0.3%
BRAVO Residential Funding Trust
Series 2021-HE2, Class B1, FRN
SOFR30A + 2.40%, 6.722%, 11/25/69 (1) 250 249
249
Other Asset-Backed Securities  18.4%
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.419%, 7/20/31 (1) 250 249
AMSR Trust
Series 2020-SFR3, Class B
1.806%, 9/17/37 (1) 250 248
AMSR Trust
Series 2020-SFR3, Class C
2.056%, 9/17/37 (1) 155 153
AMSR Trust
Series 2021-SFR2, Class C
1.877%, 8/17/38 (1) 220 211
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 150 149
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 102
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 7.019%, 1/20/33 (1) 250 247
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 119 117
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 167 159
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.056%, 10/15/30 (1) 250 250
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.524%, 5/17/31 (1) 250 249
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.26%, 1/17/33 (1) 245 244
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.18%, 1/17/33 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Blue Owl Asset Leasing Trust
Series 2024-1A, Class D
8.00%, 12/15/31 (1) 250 252
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.526%, 11/15/30 (1) 119 119
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.472%, 10/25/30 (1) 141 142
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 5.269%, 4/18/35 (1) 250 248
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 81 80
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.056%, 4/15/30 (1) 250 250
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.569%, 10/21/31 (1) 250 243
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 110 106
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 90 89
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 100
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 101
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 48 49

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 92 91
Dryden
Series 2017-53A, Class B, CLO, FRN
3M TSFR + 1.662%, 5.918%, 1/15/31 (1) 250 249
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 5.704%, 5/20/34 (1) 300 300
Dryden Senior Loan Fund
Series 2016-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.906%, 10/15/30 (1) 250 249
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 32 31
Elara HGV Timeshare Issuer
Series 2019-A, Class C
3.45%, 1/25/34 (1) 14 14
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 225 221
FOCUS Brands Funding
Series 2023-2, Class A2
8.241%, 10/30/53 (1) 148 155
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.929%, 7/23/32 (1) 250 249
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.669%, 10/20/32 (1) 250 248
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.669%, 10/18/33 (1) 250 250
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 120 126
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 200 222
Galaxy XX
Series 2015-20A, Class D1R, CLO, FRN
3M TSFR + 2.862%, 7.131%, 4/20/31 (1) 250 250
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 92 91

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 239 228
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 41 40
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 47 49
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 95 94
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 102
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 101
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 355 342
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.319%, 10/20/29 (1) 250 249
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 204 204
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.319%, 7/23/32 (1) 223 223
Milos
Series 2017-1A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.081%, 10/20/30 (1) 250 249
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 46 45
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 25 24
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 66 62
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 94 96

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MVW
Series 2024-1A, Class A
5.32%, 2/20/43 (1) 195 198
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.798%, 10/15/31 (1) 87 87
Nassau
Series 2019-IIA, Class AN, CLO, FRN
3M TSFR + 1.712%, 5.968%, 10/15/32 (1) 205 206
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.33%, 7/17/36 (1) 250 250
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 168 169
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 100 100
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.558%, 11/13/31 (1) 160 160
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.419%, 10/20/30 (1) 88 88
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.458%, 2/14/31 (1) 250 249
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 139 139
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 5 5
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 202
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 60 61
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 100
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.48%, 7/30/31 (1) 71 71

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.925%, 7/24/31 (1) 250 250
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 100 101
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 101
Progress Residential
Series 2021-SFR3, Class A
1.637%, 5/17/26 (1) 147 144
Progress Residential
Series 2021-SFR3, Class E1
2.538%, 5/17/26 (1) 250 245
Progress Residential
Series 2021-SFR3, Class E2
2.688%, 5/17/26 (1) 100 98
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 385 379
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 200 194
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 200 192
Regatta XIII Funding
Series 2018-2A, Class CR, CLO, FRN
3M TSFR + 2.70%, 6.956%, 7/15/31 (1) 250 251
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.932%, 7/25/31 (1) 250 250
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 96
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 235 237
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 150 150
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 87

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 235 217
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 40 40
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 36 35
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 12 12
Sierra Timeshare Receivables Funding
Series 2021-1A, Class D
3.17%, 11/20/37 (1) 304 298
Sierra Timeshare Receivables Funding
Series 2021-2A, Class A
1.35%, 9/20/38 (1) 116 113
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.919%, 1/20/32 (1) 250 250
Symphony XIX
Series 2018-19A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.872%, 4/16/31 (1) 250 249
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.156%, 1/15/34 (1) 244 243
TCI-Flatiron
Series 2018-1A, Class BR, FRN
3M TSFR + 1.662%, 5.942%, 1/29/32 (1) 250 250
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.469%, 10/20/30 (1) 28 28
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.256%, 4/15/31 (1) 145 145
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.519%, 7/20/31 (1) 116 116
TIAA IV
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.75%, 6.019%, 1/20/32 (1) 250 250
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $127 (2)(3) 127 127

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 100
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.469%, 1/20/32 (1) 89 89
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.612%, 1/25/34 (1) 250 250
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.342%, 1/25/35 (1) 250 248
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 87 88
Verizon Master Trust
Series 2024-4, Class B
5.40%, 6/20/29  30 30
Verizon Master Trust
Series 2024-4, Class C
5.60%, 6/20/29  30 30
Verizon Master Trust
Series 2025-1, Class B
4.94%, 1/21/31  45 45
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.056%, 10/15/31 (1) 250 250
17,925
Student Loan  1.0%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 40 38
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 13 13
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 144 141
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 55 53
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 33 31
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 59 56

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 145
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 234 224
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 5.173%, 1/15/53 (1) 117 116
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 74 72
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 100 100
989
Total Asset-Backed Securities (Cost $24,015) 24,115
BANK LOANS  1.1% (4)
Communications  0.1%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 9.00%, 4/15/27  79 77
77
Consumer Cyclical  0.4%
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 5/12/28 (5) 380 380
IRB Holding, FRN, 1M TSFR + 2.50%, 6.827%, 12/15/27  40 40
420
Consumer Non-Cyclical  0.1%
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.679%, 5/10/27  128 128
128
Insurance  0.3%
Asurion, FRN, 1M TSFR + 3.25%, 7.691%, 12/23/26  141 141
Asurion, FRN, 1M TSFR + 5.25%, 9.691%, 1/31/28 (5) 145 140
281
Technology  0.2%
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.941%, 12/17/27  81 78
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.941%, 12/17/27  69 67
145
Total Bank Loans (Cost $1,046) 1,051
CORPORATE BONDS  40.0%
Banking  9.0%
Ally Financial, VR, 5.737%, 5/15/29 (6) 105 106

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
American Express, VR, 4.731%, 4/25/29 (6)(7) 230 231
American Express, VR, 5.645%, 4/23/27 (6) 200 202
Banco de Bogota, 6.25%, 5/12/26  200 200
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (6) 200 194
Bank of America, VR, 4.623%, 5/9/29 (6) 250 250
Bank of America, VR, 5.08%, 1/20/27 (6) 150 150
Bank of New York Mellon, VR, 4.729%, 4/20/29 (6) 250 252
Barclays, VR, 5.086%, 2/25/29 (6) 400 402
Barclays, VR, 5.304%, 8/9/26 (6) 200 200
Barclays, VR, 7.325%, 11/2/26 (6) 200 202
BNP Paribas, VR, 4.792%, 5/9/29 (1)(6) 360 359
Capital One Financial, VR, 5.70%, 2/1/30 (6) 35 36
Capital One Financial, VR, 6.312%, 6/8/29 (6) 225 234
Credit Agricole, VR, 5.222%, 5/27/31 (1)(6) 250 253
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 200 198
Danske Bank, VR, 5.427%, 3/1/28 (1)(6) 200 203
Goldman Sachs Group, VR, 4.937%, 4/23/28 (6) 165 166
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 160 162
HDFC Bank, 5.686%, 3/2/26  200 201
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 200 200
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 200 201
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 200 203
ING Groep, VR, 4.858%, 3/25/29 (6) 200 201
Ipoteka-Bank ATIB, 5.50%, 11/19/25  200 200
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 200 202
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 95 96
JPMorgan Chase, VR, 5.103%, 4/22/31 (6) 190 193
Lloyds Banking Group, VR, 5.462%, 1/5/28 (6) 200 202
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 145 146
NatWest Group, VR, 7.472%, 11/10/26 (6) 200 202
PNC Financial Services Group, VR, 4.758%, 1/26/27 (6) 120 120
Santander Holdings USA, VR, 5.473%, 3/20/29 (6) 235 237
Santander Holdings USA, VR, 6.124%, 5/31/27 (6) 20 20
Societe Generale, VR, 5.249%, 5/22/29 (1)(6) 200 201
Societe Generale, VR, 5.50%, 4/13/29 (1)(6) 200 202
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 300 302
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6) 200 203
Standard Chartered, VR, 6.17%, 1/9/27 (1)(6)(7) 200 202
State Street, 4.834%, 4/24/30  140 141
Truist Financial, VR, 6.047%, 6/8/27 (6) 200 202
U.S. Bancorp, VR, 5.384%, 1/23/30 (6) 30 31
Wells Fargo, VR, 4.54%, 8/15/26 (6) 150 150
Wells Fargo, VR, 4.97%, 4/23/29 (6) 395 398

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 120 120
8,776
Basic Industry  2.5%
ABJA Investment, 5.45%, 1/24/28  220 222
Celanese U.S. Holdings, 1.40%, 8/5/26  150 143
Celanese U.S. Holdings, 6.415%, 7/15/27  94 96
CVR Partners, 6.125%, 6/15/28 (1) 235 233
Endeavour Mining, 5.00%, 10/14/26  205 199
FMC, 3.45%, 10/1/29  200 184
Klabin Austria, 4.875%, 9/19/27  200 198
LG Chem, 4.375%, 7/14/25  200 200
Nutrien, 4.90%, 3/27/28  50 51
Orbia Advance, 4.00%, 10/4/27 (1) 220 217
POSCO, 5.625%, 1/17/26 (1) 200 201
Sasol Financing USA, 4.375%, 9/18/26  260 255
Sherwin-Williams, 4.55%, 3/1/28  40 40
WR Grace Holdings, 4.875%, 6/15/27 (1) 200 197
2,436
Brokerage Asset Managers Exchanges  0.7%
AG Issuer, 6.25%, 3/1/28 (1) 200 200
LPL Holdings, 4.90%, 4/3/28  95 95
LPL Holdings, 5.70%, 5/20/27  291 296
LPL Holdings, 6.75%, 11/17/28  45 47
638
Capital Goods  1.6%
AGCO, 5.45%, 3/21/27  250 252
BAE Systems, 5.00%, 3/26/27 (1) 200 202
Boeing, 2.196%, 2/4/26  80 79
Boeing, 3.20%, 3/1/29  250 237
Boeing, 6.259%, 5/1/27  133 137
Holcim Finance U.S., 4.70%, 4/7/28 (1) 90 90
Holcim Finance U.S., 4.95%, 4/7/30 (1) 70 70
Huntington Ingalls Industries, 5.353%, 1/15/30  25 25
Madison IAQ, 4.125%, 6/30/28 (1) 220 211
Owens Corning, 5.50%, 6/15/27  50 51
Regal Rexnord, 6.05%, 2/15/26  75 75
Republic Services, 4.75%, 7/15/30  50 50
Republic Services, 4.875%, 4/1/29  20 20
1,499
Communications  3.1%
American Tower, 3.55%, 7/15/27  200 196
Axian Telecom, 7.375%, 2/16/27  200 202
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 30 29

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Comcast, 4.15%, 10/15/28  150 149
Crown Castle, 4.30%, 2/15/29  250 245
Crown Castle, 5.00%, 1/11/28  175 176
Crown Castle, 5.60%, 6/1/29  105 108
Crown Castle Towers, 4.241%, 7/15/28 (1) 445 435
KT, 4.125%, 2/2/28 (1) 200 197
Rogers Communications, 5.00%, 2/15/29  300 303
SBA Tower Trust, 1.631%, 11/15/26 (1) 250 238
SBA Tower Trust, 4.831%, 10/15/29 (1) 250 248
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 118
Univision Communications, 6.625%, 6/1/27 (1) 200 200
VEON Holdings, 3.375%, 11/25/27  200 183
3,027
Consumer Cyclical  6.3%
Adient Global Holdings, 8.25%, 4/15/31 (1) 215 220
Advance Auto Parts, 5.90%, 3/9/26  140 141
AutoZone, 5.125%, 6/15/30  110 112
BMW U.S. Capital, 4.60%, 8/13/27 (1) 75 75
BMW U.S. Capital, 4.75%, 3/21/28 (1) 350 352
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(8) 180 184
CBRE Services, 4.80%, 6/15/30  95 94
Cencosud, 4.375%, 7/17/27 (1) 200 197
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 150
Darden Restaurants, 4.35%, 10/15/27  85 85
Dollar General, 4.125%, 5/1/28  200 197
Ford Motor Credit, 5.918%, 3/20/28  400 401
Ford Motor Credit, 6.798%, 11/7/28  200 204
General Motors, 5.35%, 4/15/28  125 126
General Motors Financial, 5.05%, 4/4/28  275 276
General Motors Financial, 5.35%, 7/15/27  250 252
General Motors Financial, 5.40%, 4/6/26  155 156
General Motors Financial, 5.40%, 5/8/27  80 81
General Motors Financial, 5.55%, 7/15/29  45 45
Hyundai Capital America, 4.85%, 3/25/27 (1) 210 210
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 80
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 202
Hyundai Capital America, 6.25%, 11/3/25 (1) 50 50
LG Energy Solution, 5.375%, 7/2/27  205 206
Marriott International, 4.90%, 4/15/29  21 21
Melco Resorts Finance, 5.625%, 7/17/27  210 205
Odeon Finco, 12.75%, 11/1/27 (1) 200 206
O'Reilly Automotive, 4.35%, 6/1/28  250 249

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PetSmart, 4.75%, 2/15/28 (1) 270 260
Sands China, 3.80%, 1/8/26  200 198
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200 201
Uber Technologies, 4.50%, 8/15/29 (1) 138 136
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 200 199
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 203
6,125
Consumer Non-Cyclical  3.7%
BAT International Finance, 4.448%, 3/16/28  300 299
Cencora, 4.625%, 12/15/27  55 55
Cencora, 4.85%, 12/15/29  30 30
CSL Finance, 3.85%, 4/27/27 (1) 25 25
CVS Health, 2.875%, 6/1/26  80 79
CVS Health, 4.30%, 3/25/28  250 247
Diageo Investment, 5.125%, 8/15/30  200 204
HCA, 5.00%, 3/1/28  220 222
HCA, 5.625%, 9/1/28  200 204
Hikma Finance USA, 3.25%, 7/9/25  200 200
Icon Investments Six, 5.809%, 5/8/27  200 203
IQVIA, 6.25%, 2/1/29  65 67
Japan Tobacco, 4.85%, 5/15/28 (1) 320 323
KT&G, 5.00%, 5/2/28  200 202
LifePoint Health, 11.00%, 10/15/30 (1) 220 242
Newell Brands, 8.50%, 6/1/28 (1) 144 149
Solventum, 5.40%, 3/1/29  460 469
Solventum, 5.45%, 2/25/27  105 106
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  265 258
3,584
Electric  1.3%
American Electric Power, 5.20%, 1/15/29  105 107
American Electric Power, 5.699%, 8/15/25  90 90
Constellation Energy Generation, 3.25%, 6/1/25  200 200
DTE Energy, 4.95%, 7/1/27  40 40
Duke Energy, 4.30%, 3/15/28  400 398
FirstEnergy, Series B, 3.90%, 7/15/27  135 133
FirstEnergy Transmission, 4.55%, 1/15/30  30 30
Pacific Gas & Electric, 3.50%, 6/15/25  100 100
PacifiCorp, 5.10%, 2/15/29  30 31
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 45 45
Vistra Operations, 5.05%, 12/30/26 (1) 40 40
1,214
Energy  3.9%
AmeriGas Partners, 5.75%, 5/20/27  260 254

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Canadian Natural Resources, 3.85%, 6/1/27  150 148
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Crescent Energy Finance, 9.25%, 2/15/28 (1) 120 124
Diamondback Energy, 3.50%, 12/1/29  300 283
Diamondback Energy, 5.20%, 4/18/27  40 40
Enbridge, 5.90%, 11/15/26  60 61
Enbridge, 6.00%, 11/15/28  50 52
Geopark, 5.50%, 1/17/27  200 191
GS Caltex, 1.625%, 7/27/25  200 199
HF Sinclair, 5.75%, 1/15/31  125 126
Hilcorp Energy I, 6.25%, 11/1/28 (1) 190 187
Kinder Morgan, 5.15%, 6/1/30  130 131
Kosmos Energy, 7.125%, 4/4/26  200 193
NGL Energy Operating, 8.125%, 2/15/29 (1) 200 195
Occidental Petroleum, 3.20%, 8/15/26  150 147
Occidental Petroleum, 5.00%, 8/1/27  65 65
Occidental Petroleum, 5.20%, 8/1/29  70 69
ONEOK, 4.25%, 9/24/27  115 114
ONEOK, 4.85%, 7/15/26  66 66
ONEOK, 5.55%, 11/1/26  60 61
Sabine Pass Liquefaction, 5.875%, 6/30/26  162 163
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 80 80
Tengizchevroil Finance International, 4.00%, 8/15/26  200 197
Transocean Aquila, 8.00%, 9/30/28 (1) 204 204
Valero Energy, 5.15%, 2/15/30  60 61
Venture Global LNG, 8.125%, 6/1/28 (1) 190 194
Williams, 5.30%, 8/15/28  200 204
3,814
Finance Companies  1.0%
AerCap Ireland Capital, 6.10%, 1/15/27  150 153
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 119
GATX, 5.40%, 3/15/27  40 40
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 200 194
Navient, 5.00%, 3/15/27  85 84
Navient, 11.50%, 3/15/31  230 257
OneMain Finance, 3.50%, 1/15/27  85 82
929
Financial Other  0.2%
Emaar Sukuk, 3.635%, 9/15/26  200 197
Howard Hughes, 5.375%, 8/1/28 (1) 10 10
207
Industrial Other  0.4%
Bidvest Group U.K., 3.625%, 9/23/26  200 196

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GMR Hyderabad International Airport, 4.25%, 10/27/27  220 211
407
Insurance  2.5%
American International Group, 4.85%, 5/7/30  155 155
Athene Global Funding, 5.684%, 2/23/26 (1) 230 231
Centene, 4.625%, 12/15/29  375 362
CNO Global Funding, 1.75%, 10/7/26 (1) 150 144
CNO Global Funding, 4.95%, 9/9/29 (1) 45 45
Corebridge Financial, 3.65%, 4/5/27  200 196
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 41
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 190 192
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150 153
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 66
Humana, 1.35%, 2/3/27 (7) 70 67
Humana, 5.75%, 3/1/28  25 26
Humana, 5.75%, 12/1/28  225 232
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 176
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 250 252
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 55 55
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1)
(7) 55 55
2,448
Natural Gas  0.5%
APA Infrastructure, 4.25%, 7/15/27 (1) 500 496
NiSource, 5.25%, 3/30/28  25 26
522
Real Estate Investment Trusts  0.5%
MPT Operating Partnership, 5.00%, 10/15/27 (7) 215 187
Service Properties Trust, 4.75%, 10/1/26  189 185
Service Properties Trust, 5.50%, 12/15/27  100 97
469
Technology  2.3%
Atlassian, 5.25%, 5/15/29  40 41
CDW, 5.10%, 3/1/30  30 30
Fiserv, 4.20%, 10/1/28  175 173
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 203
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 206
Keysight Technologies, 5.35%, 7/30/30  115 117
Micron Technology, 5.375%, 4/15/28  150 153
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 270 256
NXP, 5.55%, 12/1/28  300 307
Paychex, 5.10%, 4/15/30  235 238
SK Hynix, 6.25%, 1/17/26 (1) 200 202

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Western Union, 1.35%, 3/15/26  304 295
2,221
Transportation  0.5%
Element Fleet Management, 5.037%, 3/25/30 (1) 120 120
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 40
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 106
TAV Havalimanlari Holding, 8.50%, 12/7/28  200 207
473
Total Corporate Bonds (Cost $38,505) 38,789
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.1%
Government Sponsored  0.4%
First Abu Dhabi Bank, 5.125%, 10/13/27  200 203
MEGlobal, 2.625%, 4/28/28  200 188
391
Owned No Guarantee  1.7%
Axiata, 4.357%, 3/24/26  200 199
Bank Mandiri Persero, 5.50%, 4/4/26  200 201
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 197
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  230 211
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 200 203
Pertamina Persero, 1.40%, 2/9/26  200 195
QNB Finance, 1.375%, 1/26/26  200 196
State Bank of India, 1.80%, 7/13/26  200 194
1,596
Total Foreign Government Obligations & Municipalities
(Cost $1,978) 1,987
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.4%
Collateralized Mortgage Obligations  4.3%
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 335 334
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 6.472%, 1/26/32 (1) 139 140
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 6 6

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 184 184
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 91 91
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 100 101
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 113 113
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 5.872%, 10/25/41 (1) 135 136
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 5.322%, 5/25/44 (1) 160 160
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.772%, 3/25/45 (1) 113 114
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 191 190
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 96 95
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 96 95
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP
5.81%, 11/25/69 (1) 171 171
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 213 213
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.389%, 10/25/49 (1) 14 13
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.289%, 3/25/50 (1) 64 62
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.854%, 5/25/47 (1) 35 35

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 267 266
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 203 203
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 66 59
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 224 225
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 38 36
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 41 37
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 88 80
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.339%, 10/25/59 (1) 25 25
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 35 33
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 5.189%, 2/25/60 (1) 53 52
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP
5.49%, 11/25/44 (1) 96 96
RCKT Mortgage Trust
Series 2025-CES3, Class A1A, CMO, STEP
5.553%, 3/25/55 (1) 205 206
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 13 12
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.972%, 1/25/34 (1) 36 36
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.172%, 11/25/43 (1) 91 92

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 5.372%, 10/25/44 (1) 91 91
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.272%, 1/25/45 (1) 24 24
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 37 36
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 41 40
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 104 92
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 41 38
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 74 75
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 109 110
4,217
Commercial Mortgage-Backed Securities  3.0%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 5.593%, 4/15/34 (1) 70 67
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  30 31
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  55 57
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  95 98
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  172 172
BBCMS Mortgage Trust
Series 2024-5C27, Class A1
5.502%, 7/15/57  12 12
BBCMS Trust
Series 2015-SRCH, Class D, ARM
4.957%, 8/10/35 (1) 100 93

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  55 57
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  43 44
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  25 25
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  500 529
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.971%, 12/15/39 (1) 52 51
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 6.17%, 5/15/41 (1) 159 159
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.721%, 1/15/42 (1) 155 154
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, ARM
1M TSFR + 1.367%, 5.696%, 12/15/37 (1) 200 200
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 82
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 196
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 6.769%, 5/15/37 (1) 105 105
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 6.17%, 9/15/41 (1) 120 120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 5.818%, 7/5/33 (1) 59 51
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 6.463%, 10/15/33 (1) 100 99
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.92%, 5/15/41 (1) 100 100

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  190 189
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 6.07%, 5/15/39 (1) 100 98
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.419%, 6/15/39 (1) 100 99
2,888
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 81 80
80
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $7,247) 7,185
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.2%
U.S. Government Agency Obligations  7.0%
Federal Home Loan Mortgage, UMBS
4.50%, 9/1/52 - 10/1/53  555 525
5.00%, 2/1/53  112 109
5.50%, 10/1/54 - 4/1/55  625 620
6.00%, 10/1/54 - 5/1/55  798 807
Federal Home Loan Mortgage Multifamily Structured PTC,
2.958%, 7/25/26  36 36
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
3.78%, 10/25/28  250 246
4.06%, 10/25/28  106 105
Federal National Mortgage Assn., UMBS
4.50%, 10/1/37 - 2/1/54  747 714
5.00%, 5/1/53 - 1/1/55  1,224 1,190
5.50%, 8/1/53 - 10/1/54  1,086 1,082
6.00%, 6/1/54 - 8/1/54  309 315
6.50%, 2/1/54  781 802
UMBS, TBA, 5.00%, 6/1/55 (9) 285 276
6,827

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Government Obligations  0.2%
Government National Mortgage Assn.
6.00%, 2/20/40 - 12/20/40  172 179
179
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $7,049) 7,006
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  13.6%
U.S. Treasury Obligations  13.6%
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  974 977
U.S. Treasury Notes, 3.875%, 3/31/27  785 784
U.S. Treasury Notes, 4.125%, 1/31/27  1,395 1,398
U.S. Treasury Notes, 4.125%, 2/28/27 (10) 3,710 3,721
U.S. Treasury Notes, 4.125%, 11/15/27  1,115 1,121
U.S. Treasury Notes, 4.25%, 11/30/26  1,645 1,651
U.S. Treasury Notes, 4.25%, 12/31/26  1,200 1,205
U.S. Treasury Notes, 4.25%, 1/15/28  1,425 1,438
U.S. Treasury Notes, 4.25%, 2/15/28  925 934
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $13,181) 13,229
SHORT-TERM INVESTMENTS  3.9%
Commercial Paper  2.4%
4(2)  2.4%(11)
Canadian Natural Resources, 5.02%, 6/25/25  500 498
Conagra Foods, 4.859%, 6/6/25  300 300
Crown Castle International, 5.042%, 6/17/25  500 499
Harley-Davidson Financial Services, 5.20%, 6/24/25  500 498
Ovintiv, 5.144%, 6/30/25  500 498
2,293
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 4.38% (12)(13) 1,490 1,490
1,490
Total Short-Term Investments (Cost $3,783) 3,783

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.38% (12)(13) 727 727
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 727
Total Securities Lending Collateral (Cost $727) 727
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year
Index, 6/20/30), Pay
1.00% Quarterly,
Receive upon credit
default, 8/20/25 @
0.70%* (14) 1 9,750 10
Total Options Purchased (Cost $27) 10
Total Investments in Securities
100.8% of Net Assets
(Cost $97,558) $ 97,882
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $41,902 and represents 43.1% of net assets.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $127 and represents 0.1% of net assets.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of May 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at May 31, 2025.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $276 and represents 0.3% of net assets.
(10) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $2,293 and represents 2.4% of net assets.
(12) Seven-day yield
(13) Affiliated Companies
(14) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
OTC Over-the-counter
PIK Payment-in-kind

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
PRIME Prime rate
PTC Pass-Through Certificate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 8/20/25 @
0.80%* 1 4,875 (3)
Goldman Sachs
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Receive 1.00%
Quarterly, Pay upon credit
default, 8/20/25 @ 0.60%* 1 9,750 (25)
Total Options Written (Premiums $(19)) $ (28)

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 10 Three Month SOFR Futures contracts 8/25 2,392 $ (6)
Short, 46 U.S. Treasury Notes five year contracts 9/25 (4,977) (18)
Short, 26 U.S. Treasury Notes ten year contracts 9/25 (2,879) (16)
Long, 153 U.S. Treasury Notes two year contracts 9/25 31,738 32
Short, 5 Ultra U.S. Treasury Bonds contracts 9/25 (580) (10)
Short, 7 Ultra U.S. Treasury Notes ten year
contracts 9/25 (788) (6)
Net payments (receipts) of variation margin to date 31
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 60++
Totals $ —# $ — $ 60+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 1,047  ¤  ¤ $ 2,217
Total $ 2,217^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,217.

T. ROWE PRICE Short Duration Income Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $97,558) $ 97,882
Interest receivable 793
Receivable for shares sold 88
Due from affiliates 17
Variation margin receivable on futures contracts 7
Foreign currency (cost $1) 1
Other assets 32
Total assets 98,820
Liabilities
Obligation to return securities lending collateral 727
Payable for investment securities purchased 699
Payable for shares redeemed 87
Options written (premiums $19) 28
Investment management fees payable 23
Other liabilities 113
Total liabilities 1,677
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 97,143

T. ROWE PRICE Short Duration Income Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (2,894)
Paid-in capital applicable to 10,289,733 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 100,037
NET ASSETS $ 97,143
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $59,173; Shares outstanding: 6,267,561) $ 9.44
I Class
(Net assets: $37,970; Shares outstanding: 4,022,172) $ 9.44

T. ROWE PRICE Short Duration Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 3,622
Dividend 60
Securities lending 8
Total income 3,690
Expenses
Investment management 194
Shareholder servicing
Investor Class $ 41
I Class 8 49
Prospectus and shareholder reports
Investor Class 8
I Class 4 12
Custody and accounting 216
Registration 54
Legal and audit 37
Miscellaneous 15
Waived / paid by Price Associates (333)
Total expenses 244
Net investment income 3,446

T. ROWE PRICE Short Duration Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 167
Futures 85
Swaps 28
Options written 8
Net realized gain 288
Change in net unrealized gain / loss
Securities 647
Futures (31)
Swaps (4)
Options written (9)
Change in net unrealized gain / loss 603
Net realized and unrealized gain / loss 891
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,337

T. ROWE PRICE Short Duration Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,446 $ 2,414
Net realized gain (loss) 288 (834)
Change in net unrealized gain / loss 603 1,219
Increase in net assets from operations 4,337 2,799
Distributions to shareholders
Net earnings
Investor Class (2,028) (1,485)
I Class (1,426) (921)
Decrease in net assets from distributions (3,454) (2,406)
Capital share transactions
*
Shares sold
Investor Class 39,991 11,735
I Class 25,731 9,290
Distributions reinvested
Investor Class 1,073 604
I Class 1,308 803
Shares redeemed
Investor Class (16,408) (8,036)
I Class (10,377) (8,181)
Increase in net assets from capital share
transactions 41,318 6,215
Net Assets
Increase during period 42,201 6,608
Beginning of period 54,942 48,334
End of period $ 97,143 $ 54,942
*Share information (000s)
Shares sold
Investor Class 4,244 1,269
I Class 2,732 1,001
Distributions reinvested
Investor Class 114 65
I Class 139 87
Shares redeemed
Investor Class (1,743) (869)
I Class (1,103) (885)
Increase in shares outstanding 4,383 668

T. ROWE PRICE Short Duration Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration
Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund has two classes of shares: the Short Duration Income Fund (Investor Class)
and the Short Duration Income Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for

T. ROWE PRICE Short Duration Income Fund

federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE Short Duration Income Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short Duration Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Short Duration Income Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 69,247 $ — $ 69,247
Asset-Backed Securities — 23,988 127 24,115
Short-Term Investments 1,490 2,293 — 3,783
Securities Lending Collateral 727 — — 727
Options Purchased — 10 — 10
Total Securities 2,217 95,538 127 97,882
Futures Contracts* 32 — — 32
Total $ 2,249 $ 95,538 $ 127 $ 97,914
Liabilities
Options Written $ — $ 28 $ — $ 28
Futures Contracts* 56 — — 56
Total $ 56 $ 28 $ — $ 84
1
Includes Bank Loans, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Short Duration Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 32
Credit derivatives Securities^ 10
^
,*
Total $ 42
^
,*
Liabilities
Interest rate derivatives Futures $ 56
Credit derivatives Options Written 28
Total $ 84
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Short Duration Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 51 $ — $ 85 $ — $ 136
Credit derivatives (8) 8 — 28 28
Total $ 43 $ 8 $ 85 $ 28 $ 164
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 6 $ — $ (31) $ — $ (25)
Credit derivatives (17) (9) — (4) (30)
Total $ (11) $ (9) $ (31) $ (4) $ (55)
^ Options purchased are reported as securities.

T. ROWE PRICE Short Duration Income Fund

conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2025, securities valued at $194,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Short Duration Income Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 27% and 41% of net assets.
Options  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying
Statement of Operations; premiums on exercised options are recorded as

T. ROWE PRICE Short Duration Income Fund

an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0%
and 44% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums

T. ROWE PRICE Short Duration Income Fund

received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 3% of net assets.

T. ROWE PRICE Short Duration Income Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Short Duration Income Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2025, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.

T. ROWE PRICE Short Duration Income Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE Short Duration Income Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $704,000; the value of cash collateral and related investments was $727,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $55,199,000 and $24,392,000, respectively, for the year ended
May 31, 2025. Purchases and sales of U.S. government securities aggregated $45,055,000 and $36,315,000, respectively, for the year ended
May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Short Duration Income Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 3,454 $ 2,406
($000s)
Cost of investments $ 97,540
Unrealized appreciation $ 619
Unrealized depreciation (305)
Net unrealized appreciation (depreciation) $ 314
($000s)
Overdistributed ordinary income $ (13)
Net unrealized appreciation (depreciation) 314
Loss carryforwards and deferrals (3,195)
Total distributable earnings (loss) $ (2,894)

T. ROWE PRICE Short Duration Income Fund

carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended May 31,
2025, the fund utilized $308,000 of capital loss carryforwards.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee is determined by applying a group fee rate to the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. At May 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Short Duration Income Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $927,000 remain subject to repayment by the fund at May 31, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended May 31, 2025, expenses incurred pursuant to these service agreements were $127,000 for Price Associates and $26,000 for T. Rowe Price Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.40% 0.01%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(192) $(141)

T. ROWE PRICE Short Duration Income Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of May 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,975,000 shares of the Investor Class, representing 32%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Short Duration Income Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Short Duration Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Short-Term Bond Fund, Inc.
and Shareholders of T. Rowe Price Short Duration Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Short Duration Income Fund
(one of the funds constituting T. Rowe Price Short-Term Bond Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the years ended May 31,
2025, 2024, 2023 and 2022, and for the period December 8, 2020 (inception)
through May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the years ended May 31, 2025, 2024, 2023 and 2022, and for the period December 8,
2020 (inception) through May 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Short Duration Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Short Duration Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $3,367,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Short Duration Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory
Contracts) with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management

T. ROWE PRICE Short Duration Income Fund

team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short Duration Income Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total
T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short Duration Income Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business.  The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short Duration Income Fund

and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1305-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025